Condensed Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash	$ 2,906	$ 362
TOTAL ASSETS	2,906	362
Current liabilities
Accounts payable	86,831	17,533
Accrued liabilities	49,662	42,662
Due to Shareholders	186,048	190,399
Line of credit (Note 3)	59,590	59,169
Total current liabilities	382,131	309,763
Stockholders' deficit
Common stock, $0.001 par value, 2,000,000,000 shares authorized; 67,199,362 shares issued and outstanding as of June 30, 2017 and December 31, 2016, respectively (Note 4)	67,199	67,199
Additional paid-in capital	5,668,629	5,668,629
Accumulated deficit	(6,115,053)	(6,045,229)
Total stockholders' deficit	(379,225)	(309,401)
Total liabilities and stockholders' deficit	$ 2,906	$ 362